N-2		12 Months Ended
	Nov. 30, 2024 $ / shares shares	Nov. 30, 2024 $ / shares
Prospectus [Line Items]
Document Period End Date		Nov. 30, 2024
Cover [Abstract]
Entity Central Index Key		0001230869
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSR
Entity Registrant Name		ASA GOLD AND PRECIOUS METALS LIMITED
Other Transaction Expenses [Abstract]
Management Fees [Percent]		0.70%
Other Annual Expenses [Abstract]
Other Transaction Fees, Note [Text Block]

Dividend Reinvestment and Stock Purchase Plan (Unaudited)

Computershare Trust Company, N.A. (“Computershare”) has been authorized by the Company to offer and administer the Computershare Investment Plan, a dividend reinvestment and stock purchase plan (“CIP”) to shareholders as well as new investors or non-shareholders. Shareholders and new investors may elect to participate in the CIP by signing an enrollment form or by going to www.computershare.com/investor and following the instructions. New investors or non-shareholders must include a minimum initial investment of at least $500. Computershare as agent will apply to the purchase of common shares of the Company in the open market (i) all cash dividends (after deduction of the service charge described below) that become payable to such participant on the Company’s shares (including shares registered in his or her name and shares accumulated under the CIP) and (ii) any optional cash purchases ($50 minimum, subject to an annual maximum of $250,000) received from such participant.

Computershare may combine CIP participant purchase requests with other purchase requests received from other CIP participants and may submit the combined purchase requests in bulk to Computershare’s broker as a single purchase order. Purchase requests may be combined, at Computershare’s discretion, according to one or more factors such as purchase type (e.g., dividend reinvestment, one-time ACH, check, etc.), request date, or request delivery method (e.g., online, regular mail, etc.). Computershare will submit bulk purchase orders to its broker as and when required under the terms of the CIP. Computershare’s broker may execute each bulk purchase order in one or more transactions over one or more days, depending on market conditions. Each participant whose purchase request is included in each bulk purchase order will receive the weighted average market price of all shares purchased by Computershare’s broker for such order. Any stock dividends or split shares distributed on shares held in the CIP will be credited to the participant’s account.

A one-time $10 enrollment fee to establish a new account for a new investor or non-shareholder will be deducted from the purchase amount. For each participant, each dividend reinvestment will entail a transaction fee of 5% of the amount reinvested, up to a maximum of $3 plus $0.03 per share purchased. Each optional cash purchase by check or one-time online bank debit will entail a transaction fee of $5 plus $0.03 per share purchased. If a participant has funds automatically deducted monthly from his or her savings or checking account, for each debit the transaction fee is $2.50 plus $0.03 per share purchased. Fees will be deducted from the purchase amount. Each batch order sale will entail a transaction fee of $15 plus $0.12 per share sold. Each market order sale will entail a transaction fee of $25 plus $0.12 per share sold. Fees are deducted from the proceeds derived from the sale. All per share fees include any brokerage commissions Computershare is required to pay. Any fractional share will be rounded up to a whole share for purposes of calculating the per share fee. Additional fees are charged by Computershare for specific shareholder requests such as copies of account statements for prior years ($10 per year requested) and a returned check and ACH reject fee of $25.

Participation in the CIP may be terminated by a participant at any time by written, telephone or Internet instructions to Computershare. Upon termination, a participant will receive a certificate for the whole number of shares credited to his or her account, unless he or she requests the sale of all or part of such shares. Dividends reinvested by a shareholder under the CIP will generally be treated for U.S. federal income tax purposes in the same manner as dividends paid to such shareholder in cash. See “Certain Tax Information for U.S. Shareholders” for more information regarding tax consequences of an investment in shares of the Company, including the effect of the Company’s status as a PFIC. The amount of the service charge is deductible for U.S. federal income tax purposes, subject to limitations.

To participate in the CIP, shareholders may not hold their shares in a “street name” brokerage account.

Additional information regarding the CIP may be obtained from Computershare, P.O. Box 505000, Louisville, KY 40233-5000. Information may also be obtained on the Internet at www.computershare.com/investor or by calling Computershare’s Telephone Response Center at (800) 317-4445 between 9:00 a.m. and 5:00 p.m., Eastern time, Monday through Friday.

Other Expenses, Note [Text Block]

4. Fees and Expenses and Other Transactions with Affiliates

Investment Adviser – Merk Investments LLC (the “Adviser”) is the investment adviser to the Company. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Company at an annual rate of 0.70% of the Company’s average daily net assets.

The Adviser voluntarily agreed to waive a portion of its advisory fee, equal to an annual rate of 0.05% of the Company’s net assets exceeding $300 million, and an additional 0.10% of the Company’s net assets exceeding $500 million. In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee, equal to an annual rate of 0.05% of the Company’s net assets exceeding $100 million and less than $300 million, effective for the period April 1, 2024 through March 31, 2025. This voluntary waiver is separate from, and in addition to the Adviser’s ongoing waiver arrangement. The Adviser may waive additional fees at any time. The Adviser waived $111,329 for the year ended November 30, 2024.

Other Service Providers – Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) provides fund accounting, fund administration and compliance services to the Company. The fees related to these services are included in fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Company pays Apex customary fees for its services. Apex provides a Principal Financial Officer, as well as certain additional compliance support functions.

Foreside Fund Services, LLC, a wholly owned subsidiary of ACA Group, provides a Chief Compliance Officer to the Company.

Extraordinary Expenses –The accompanying Statement of Operations sets forth extraordinary expenses incurred by the Company. The Company incurred extraordinary expenses related to the adoption of limited-duration shareholder rights plans. The Company also incurred extraordinary expenses, including legal expenses, in connection with a proxy contest initiated by a shareholder of the Company. Late in the fiscal year ended November 30, 2024, the Company began to incur additional extraordinary expenses based on indemnity demands, initially from the New Directors, as defined in Note 9, and subsequently the Legacy Directors, as defined in Note 9, for material legal expenses incurred by their respective counsel. These expenses are expected to continue. See also Note 9.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Company’s investment objective is long-term capital appreciation through investment primarily in companies engaged in the exploration for, development of projects or mining of precious metals and minerals.

Investment Strategy

It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.

The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.

Risk Factors [Table Text Block]

Risks

The following discussion summarizes certain (but not all) of the principal risks associated with investing in the Company. The Company may be subject to other risks in addition to those identified below, such as the risks associated with its tax status as a PFIC (see Note 3) and its reliance on an SEC exemptive order (see Note 5). The risk factors set forth in the following are described in no particular order and the order of the risk factors is not necessarily indicative of significance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Concentration Risk. The Company invests at least 80% of its total assets in securities of companies engaged, directly or indirectly, in the exploration, mining or processing of gold or other precious minerals. The Company currently is invested in a limited number of securities and thus holds large positions in certain securities. Because the Company’s investments are concentrated in a limited number of securities of companies involved in the holding or mining of gold and other precious minerals and related activities, the net asset value of the Company may be subject to greater volatility than that of a more broadly diversified investment company.

Gold and Precious Metals/Minerals Risk. The Company invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.

Foreign Securities Risk/Emerging Markets Risk. The Company’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The Company’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

Geographic Investment Risk. To the extent that the Company invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of November 30, 2024, a significant portion of the Company’s assets consisted of securities of Canadian issuers.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the natural resources and mining industries. It is also heavily dependent on trading with key partners. Any adverse events that affect Canada’s major industries may have a negative impact on the overall Canadian economy and the Company’s investments in Canadian issuers.

Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration and development, gold and silver mining companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the Company may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the Company.

Restricted Security Risk. The Company may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Company to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Company could liquidate the security.

Depositary Receipts Risk. Depositary receipts risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the Company were not exercised by the date of its expiration, the Company would incur a loss in the amount of the cost of the warrant.

Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Company frequently trade at a discount from their net asset value. The Company cannot predict whether its common shares will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Company’s net asset value could decrease as a result of investment activities.

Valuation Risk. The Company may not be able to sell an investment at the price at which the Company has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Company to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Company’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Market Events Risk. Geopolitical events, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Company invests. Under such circumstances, the Company may have difficulty liquidating portfolio holdings, particularly at favorable prices. Also, the Company may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Company’s net asset value.

Governance Risk. The Company’s Board of Directors has not yet developed consensus regarding certain strategic governance and operational matters. These differing perspectives may present challenges to decision-making processes and increase Company costs in a material manner. Prolonged disagreements among Board members could also impact the Company’s ability to respond effectively to changing market conditions, regulatory requirements, or other matters, which may adversely affect the Company’s operations, personnel or performance.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk. The Company invests at least 80% of its total assets in securities of companies engaged, directly or indirectly, in the exploration, mining or processing of gold or other precious minerals. The Company currently is invested in a limited number of securities and thus holds large positions in certain securities. Because the Company’s investments are concentrated in a limited number of securities of companies involved in the holding or mining of gold and other precious minerals and related activities, the net asset value of the Company may be subject to greater volatility than that of a more broadly diversified investment company.

Gold and Precious Metals/Minerals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Gold and Precious Metals/Minerals Risk. The Company invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.

Foreign Securities Risk/Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk/Emerging Markets Risk. The Company’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The Company’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

Geographic Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Investment Risk. To the extent that the Company invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of November 30, 2024, a significant portion of the Company’s assets consisted of securities of Canadian issuers.

Canada Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the natural resources and mining industries. It is also heavily dependent on trading with key partners. Any adverse events that affect Canada’s major industries may have a negative impact on the overall Canadian economy and the Company’s investments in Canadian issuers.

Junior and Intermediate Mining Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration and development, gold and silver mining companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

Private Placement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the Company may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the Company.

Restricted Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted Security Risk. The Company may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Company to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Company could liquidate the security.

Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Depositary Receipts Risk. Depositary receipts risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the Company were not exercised by the date of its expiration, the Company would incur a loss in the amount of the cost of the warrant.

Market Discount from Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Company frequently trade at a discount from their net asset value. The Company cannot predict whether its common shares will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Company’s net asset value could decrease as a result of investment activities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Company may not be able to sell an investment at the price at which the Company has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Company to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Company’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Events Risk. Geopolitical events, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Company invests. Under such circumstances, the Company may have difficulty liquidating portfolio holdings, particularly at favorable prices. Also, the Company may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Company’s net asset value.

Governance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Governance Risk. The Company’s Board of Directors has not yet developed consensus regarding certain strategic governance and operational matters. These differing perspectives may present challenges to decision-making processes and increase Company costs in a material manner. Prolonged disagreements among Board members could also impact the Company’s ability to respond effectively to changing market conditions, regulatory requirements, or other matters, which may adversely affect the Company’s operations, personnel or performance.

Common Stock [Member]
General Description of Registrant [Abstract]
Share Price | $ / shares	$ 20.39	$ 20.39
NAV Per Share | $ / shares	$ 23.36	$ 23.36
Latest Premium (Discount) to NAV [Percent]	(12.70%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares] | shares	40,000,000
Outstanding Security, Not Held [Shares] | shares	19,015,312